GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses.  Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other.  We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired.  As the carrying amount of these assets are recoverable based upon a discounted cash flow and market approach analysis, no impairment was recognized.

The changes in the net carrying amount of goodwill by reporting segment for the years ended December 31, 2016 and December 26, 2015, are as follows (in thousands):

	North	South	West	idX	All Other	Total
Balance as of December 27, 2014	44,983	43,625	85,092	—	9,362	183,062
2015 Acquisitions	—	—	789	—	618	1,407
2014 Final Purchase Accounting	—	—	(1,328)	—	—	(1,328)
Foreign Exchange, Net	(1,730)	—	—	—	(421)	(2,151)
Balance as of December 26, 2015	43,253	43,625	84,553	—	9,559	180,990
2016 Acquisitions	—	—	3,177	7,016	7,313	17,506
Foreign Exchange, Net	133	—	—	—	(94)	39
Balance as of December 31, 2016	$43,386	43,625	$87,730	$7,016	$16,778	$198,535

Indefinite-lived intangible assets totaled $2.3 million as of December 31, 2016 and December 26, 2015 related to the Consumer Products reporting unit which is included in the All Other reportable segment.

The following amounts were included in other amortizable intangible assets, net as of December 31, 2016 and December 26, 2015 (in thousands):

	2016		2015
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$5,411	$(1,954)	$5,496	$(1,725)
Customer relationships	25,503	(4,351)	19,194	(10,140)
Licensing agreements	4,589	(2,991)	4,589	(2,524)
Patents	704	(180)	3,563	(3,096)
Total	$36,207	$(9,476)	$32,842	$(17,485)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Intangible Asset Type	Estimated Useful Life	Weighted Average Amortization Period
Non-compete agreements	5 to 15 years	9.6 years
Customer relationship	5 to 15 years	13.1 years
Licensing agreements	10 years	10 years

Amortization expense of intangibles totaled $2.8 million, $3.5 million and $2.4 million in 2016, 2015 and 2014, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2017	$3,070
2018	2,762
2019	2,469
2020	2,058
2021	1,803
Thereafter	14,569
Total	$26,731